Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Statement of compliance and basis of preparation

3.1         Statement of compliance and basis of preparation

The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB) and the interpretations issued by the IASB’s International Financial Reporting Interpretation Committee. The consolidated financial statements provide a general overview of the Company’s activities and the results achieved. They present fairly the entity’s financial position, its financial performance and cash flows, on a going concern basis.

The significant accounting policies applied in the preparation of the above consolidated financial statements are set out below. All amounts are presented in thousands of euro, unless otherwise indicated, rounded to the nearest € ‘000.

The consolidated financial statements have been approved for issue by the Company’s Board of Directors (the Board) on  March 30, 2021.

Adoption of new and revised standards

3.2       Adoption of new and revised standards

New standards and interpretations applicable for the annual period beginning on January 1, 2020

New standards and interpretations for the annual period beginning on January 1, 2020 did not have any material impact on our consolidated financial statements.

New standards and interpretations issued, but not yet applicable for the annual period beginning on January 1, 2020

We have not early adopted any other standard, interpretation, or amendment that has been issued but is not yet effective;

The following new standards and amendments to standards have been issued, but are not mandatory for the first time for the financial year beginning January 1, 2020 and have been endorsed by the European Union.

Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognised in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognised in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture.

These amendments are not expected to have any material impact on our consolidated financial statements.

Amendments to IFRS 3 – Reference to the Conceptual Framework

The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework. They also add to IFRS 3 a requirement that, for obligations within the scope of IAS 37, an acquirer applies IAS 37 to determine whether at the acquisition date a present obligation exists as a result of past events. For a levy that would be within the scope of IFRIC 21 Levies, the acquirer applies IFRIC 21 to determine whether the obligating event that gives rise to a liability to pay the levy has occurred by the acquisition date. Finally, the amendments add an explicit statement that an acquirer does not recognise contingent assets acquired in a business combination.

These amendments are not expected to have any material impact on our consolidated financial statements.

Amendments to IAS 16 – Property, Plant and Equipment—Proceeds before Intended Use

The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use, i.e. proceeds while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognises such sales proceeds and related costs in profit or loss. The entity measures the cost of those items in accordance with IAS 2 Inventories. The amendments also clarify the meaning of ‘testing whether an asset is functioning properly’. IAS 16 now specifies this as assessing whether the technical and physical performance of the asset is such that it is capable of being used in the production or supply of goods or services, for rental to others, or for administrative purposes. If not presented separately in the statement of comprehensive income, the financial statements shall disclose the amounts of proceeds and cost included in profit or loss that relate to items produced that are not an output of the entity’s ordinary activities, and which line item(s) in the statement of comprehensive income include(s) such proceeds and cost. The amendments are applied retrospectively, but only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments. The entity shall recognise the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at the beginning of that earliest period presented.

These amendments are not expected to have any material impact on our consolidated financial statements.

Amendments to IAS 37 – Onerous Contracts—Cost of Fulfilling a Contract

The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract (examples would be direct labour or materials) and an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract). The amendments apply to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. Comparatives are not restated. Instead, the entity shall recognise the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings or other component of equity, as appropriate, at the date of initial application.

These amendments are not expected to have any material impact on our consolidated financial statements.

Basis of consolidation

3.3         Basis of consolidation

The consolidated financial statements include the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved when the Company;

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

The results of the subsidiaries are included in the consolidated statements of profit and loss  and other comprehensive income from the effective date of acquisition up to the date when control ceases to exist. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All inter-company transactions and unrealized gains on transactions between group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.

Foreign currency transactions

3.4         Foreign currency transactions

3.4.1 Functional and presentation currency

Items included in the consolidated financial statements of each of our entities are valued using the currency of their economic environment in which the entity operates. The consolidated financial statements are presented in euro (€), which is the Company’s presentation currency.

3.4.2 Transactions and balances

Transactions in foreign currencies are translated at the exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate ruling at the reporting date. Foreign exchange differences arising on translation are recognized in the consolidated statements of profit and loss and other comprehensive income. Non‑monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate ruling at the date of the transaction.

3.4.3 Financial statements of foreign entities

For foreign entities using a different functional currency than euro:

•	assets and liabilities for each consolidated statements of financial position presented are translated at the closing rate at the date of that statement of financial position.
•

income and expenses for each statement presenting profit or loss and other comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).

•	all resulting exchange differences are recognised in other comprehensive income.

Intangible assets

3.5         Intangible assets

3.5.1 Internally generated intangible assets

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally‑generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
•	the intention to complete the intangible asset and use or sell it;
•	the ability to use or sell the intangible asset;
•	how the intangible asset will generate probable future economic benefits;
•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
•	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally‑generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally‑generated intangible asset can be recognized, development expenditures are recognized in the consolidated statements of profit and loss and other comprehensive income in the period in which they are incurred.

Due to uncertainties inherent to the development and registration with the relevant healthcare authorities of its products, the Company estimates that the conditions for capitalization are not met until the regulatory procedures required by such healthcare authorities have been finalized. The Company currently does not own products that have been approved by the relevant healthcare authorities and this has resulted in all development costs being recognized as an expense in the period in which they are incurred.

3.5.2 Acquired In-Process R&D, Software and Databases and Other intangible assets

Intangible assets with finite useful lives that are acquired separately related to in-process research and development projects, software and databases and other intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. Intangible assets with indefinite useful lives are carried at cost less accumulated impairment losses.

Payments for acquired in-process research and development projects obtained through in-licensing arrangements are capitalized as intangible assets provided that they are separately identifiable, controlled by the Company and expected to provide future economic benefits. As the probability criterion in IAS 38 is always considered to be satisfied for separately acquired research and development assets and the amount of the payments is determinable, upfront and milestone payments to third parties for pharmaceutical products or compounds for which regulatory marketing approval has not yet been obtained are recognized as intangible assets.

Other intangible assets includes the Priority Review Voucher (“PRV”) acquired in 2020 which the Company can use to obtain the priority review by the FDA for one of its future regulatory submissions or may sell or transfer to a third party. The PRV is measured at cost and reviewed for impairment when events or circumstances indicate that the carrying value may not be recoverable. At the time the Company commits using the PRV to accelerate the review of a drug application, the intangible asset will be amortized and derecognized upon filing of the related Biologic License Application.

3.5.3 Amortization of intangible assets

Intangible assets, which comprises of acquired in-process research and development, software and databases and other intangible assets, are amortized on a straight-line basis over the estimated useful life as from the time they are available for use, or when the underlying drug candidate is approved, generally on the following basis:

•	Acquired In-Process R&D – the longer of the patent protection life and the useful life of the combined product
•	Software and Databases – 3 – 5 years

The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

3.5.4  Derecognition of intangible assets

An intangible asset is derecognized either on disposal or when no future economic benefits are expected from its use. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds, if any, and the carrying amount of the asset, are recognized in the consolidated statements of profit and loss and other comprehensive income when the asset is derecognized.

Property, plant and equipment

3.6         Property, plant and equipment

Items of property, plant and equipment held for use in the production or supply of goods or services, or for administrative purposes, are stated in the statement of financial position at their cost, less accumulated depreciation and impairment losses.

Depreciation is recognized as from acquisition date onwards (unless asset is not ready for use) so as to write off the cost or valuation of assets (other than freehold land and properties under construction) less their residual values over their useful lives, using the straight‑line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Unless revised due to specific changes in the estimated useful life, annual depreciation rates are as follows:

•	Office and lab equipment: 3–5 years
•	IT equipment: 3 years

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds, if any, and the carrying amount of the asset and is recognized in the consolidated statements of profit or loss and other comprehensive income.

Inventories
3.7	Inventories

Inventories are carried at cost or net realisable value, whichever is lowest. Cost is determined using the first-in, first-out method. Cost comprises of costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.

If the expected sales price less completion costs to execute sales (net realizable value) is lower than the carrying amount, a write-down is recognised for the amount by which the carrying amount exceeds its net realisable value.

Included in inventory are products which could, besides commercial activities, be used in preclinical and clinical programs as well as in non-reimbursed Early Access Programs. These products are charged to research & development expenses or selling, general and administrative expenses, respectively, when dedicated to this channel.

We capitalize inventory costs associated with products prior to the regulatory approval of these products, or for inventory produced in new production facilities, when it is highly probable that the pre-approval inventories will be saleable. The determination to capitalize is based on the particular facts and circumstances relating to the expected regulatory approval of the product or production facility being considered. The assessment of whether or not the product is considered highly probable to be saleable is made on a quarterly basis and includes, but is not limited to, how far a particular product or facility has progressed along the approval process, any known safety or efficacy concern, potential labelling restrictions and other impediments.

Previously capitalized costs related to pre-launch inventories could be required to be written down upon a change in such judgement or due to a denial or delay of approval by regulatory bodies, a delay in commercialization or other potential factors, which will be recorded to research and development expenses.

Leases
3.7	Leases

As of January 1, 2019, the Company has changed its accounting policy for leases where the Company is the lessee.

3.8.1 Accounting policy until December 31, 2018

Leases of property, plant and equipment where the Company, as lessee, had substantially all the risks and rewards of ownership were classified as finance leases. Finance leases were capitalised at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, were included in other short-term and long-term payables. Each lease payment was allocated between the liability and finance cost. The finance cost was charged to the profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases was depreciated over the asset’s useful life or over the shorter of the asset’s useful life and the lease term if there is no reasonable certainty that the Company will obtain ownership at the end of the lease term.

Leases in which a significant portion of the risks and rewards of ownership were not transferred to the Company as lessee were classified as operating leases. Operating lease payments were recognized as an expense on a straight‑line basis over the lease term, except where another systematic basis was more representative of the time pattern in which economic benefits from the leased asset are consumed.

The Company has adopated IFRS 16 on January 1, 2019. The Company elected to apply the modified retrospective approach for the transition, which foresees that prior period figures remain as reported under the previous standard IAS 17, and the cumulative effect of applying IFRS 16 is recognized as an adjustment to the opening balance of equity as of the date of initial application (i.e., the beginning of the year 2019). On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under IAS 17. These liabilities were measured at the present value of the remaining lease payments and discounted using the Company’s incremental borrowing rate as of January 1, 2019. The Company’s weighted average incremental borrowing rate applied to these lease liabilities on January 1, 2019 was 1.32%.

The differences between our total operating lease commitments as reported in note 5.7 of our consolidated financial statements of December 31, 2018 and the total lease liabilities recognized in our statement of financial position as at January 1, 2019 are summarized below:

(in thousands of €)

Operating lease commitments disclosed as at December 31, 2018	€3,004

Less: discounting effect using the lessee's incremental borrowing rate of the date of initial application	€(126)
Less: short-term leases recognized on a straight-line basis as expense	€(88)

Lease liability recognized as at January 1, 2019	€2,790
of which are:
Current lease liabilities	€1,078
Non-current lease liabilities	€1,712

The cumulative effect of adopting IFRS 16 to the consolidated statements of financial position as of January 1, 2019 is as follows:

(in thousands of €)

Property, plant and equipment (right-of-use assets)	€2,790
Effect on total assets	€2,790

Lease liabilities (current and non-current)	€2,790
Effect on total equity and liabilities	€2,790

The Company has elected not to reassess whether a contract is, or contains, a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.

3.8.2 Accounting policy as from January 1, 2019

As from January 1, 2019, the Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognises a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Company recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the lessee uses its incremental borrowing rate. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The lease liability is presented as a separate line in the consolidated statements of financial position.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The right-of-use assets are presented in the consolidated statements of financial position under the caption “Property, plant and equipment”.

Impairment of assets

3.9         Impairment of assets

3.9.1 Financial Assets

The impairment loss of a financial asset measured at amortised cost is calculated based on the expected loss model.

For trade receivables, in the absence of a significant financing component, the allowance is measured at an amount equal to lifetime expected credit losses. Those are the expected credit losses that result from possible default events over the expected life of those trade receivables.

3.9.2 Property, plant and equipment and intangible assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash‑generating unit to which the asset belongs.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

If the recoverable amount of an asset or cash‑generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash‑generating unit is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of profit or loss and other comprehensive income.

Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash‑generating unit in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Financial instruments

3.10         Financial instruments

Financial assets and financial liabilities are recognized in the consolidated statements of financial position when the Company becomes party to the contractual provisions of the instrument. The Company does not use currency derivatives to hedge planned future cash flows, nor does it make use of forward foreign exchange contracts. Additionally, the Company does not have financial debt at December 31, 2020.

3.10.1 Financial assets

Financial assets are initially recognized either at fair value or at transaction price. All recognized financial assets are subsequently measured at either amortized cost or fair value under IFRS 9 on the basis of both the Company’s model for managing the financial assets and the contractual cash flow characteristics of the financial asset.

•

A financial asset that (i) is held within a business model whose objective is to collect the contractual cash flows and (ii) has contractual cash flows that are solely payments of principal and interest on the principal amount outstanding is measured at amortized cost (net of any write down for impairment), unless the asset is designated at fair value through profit or loss (FVTPL) under the fair value option.

•

A financial asset that (i) is held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets and (ii) has contractual term that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal outstanding, is measured at fair value through other comprehensive income (FVTOCI), unless the asset is designated at FVTPL under the fair value option.

•	All other financial assets are measured at FVTPL.

A financial asset is classified as current when the cash flows expected to flow from the instrument mature within one year.

The Company derecognized a financial asset when the contractual rights to the cash flows from the asset expire, or the Company transfers the right to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

The Company classifies non-derivative financial assets into the following categories;

•	financial asset at fair value through profit or loss (non-current financial assets, current financial assets and cash equivalents)
•	financial assets at amortized cost (receivables and cash and cash equivalents)

Financial assets at fair value through profit or loss

Financial assets are designated at fair value through profit or loss if the Company manages such investments and makes purchases and sales decisions based on their fair value in accordance with the Company’s investment strategy. Attributable transaction costs are recognised in the consolidated statements of profit or loss and other comprehensive income as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein, which take into account any dividend income, are recognized in the consolidated statements of profit or loss and other comprehensive income.

3.10.1.1 Non-current financial assets

The Company holds investments in non-current financial assets, which based on IFRS 9, are designated as financial assets at fair value through profit or loss, which qualify for level 3 fair value measurement based on current market prices. If the market for a financial asset is not active (and for unlisted securities), the Company established fair value by using valuation techniques.

3.10.1.2 Current financial assets

Current financial assets include financial assets measured at fair value through profit or loss and comprise of money market funds and term accounts that have an initial maturity equal or less than 12 months, but exceeding 3 months.

3.10.1.3 Cash equivalents measured at fair value through profit or loss

Cash equivalents measured at fair value through profit or loss may comprise of term accounts that have an initial maturity of equal or less than 3 months and money market funds that are readily convertible to cash and are subject to insignificant risk of changes in value. These financial assets are used by the Company in the management of the short-term commitments.

Financial assets at amortized cost

3.10.1.4. Receivables

Trade and other receivables are designated as financial assets measured at amortized cost. They are initially measured either at fair value or at transaction price, in the absence of a significant financing component.

All receivables are subsequently measured at amortized cost, which generally corresponds to nominal value less expected credit loss provision.

Receivables mainly comprise trade and other receivables and current and non-current research and development incentive receivables. These research and development incentive receivables relate to refunds resulting from research and development incentives on research and development expenses in Belgium and are credited to the consolidated statements of profit or loss and other comprehensive income under the line “Other operating income” when the relevant expenditure has been incurred and there is a reasonable assurance that the research and development incentives are receivable.

3.10.1.5 Cash

Cash are financial assets measured at amortized cost and comprise of cash balances and savings accounts.

3.10.1.6 Cash equivalents measured at amortized costs

Cash equivalents measured at amortized cost comprise of term accounts that have an initial maturity of less than 3 months that are subject to an insignificant risk of changes in values. The financial assets are used by the Company in the management of short-term commitments.

Cash and cash equivalents exclude restricted cash, which is presented in the consolidated statements of financial position under the line “Restricted cash – current” and “Other non-current assets”.

3.10.2 Financial Liabilities

Financial liabilities are initially measured at their transaction price. Subsequent to initial recognition, financial liabilities are measured at amortized cost.

Financial liabilities mainly comprise of trade and other liabilities.

Trade and other liabilities are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the financial year. They also include accrued expense related to the Company’s research and development costs.

Shareholder's equity

3.11       Shareholder’s equity

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

The Company has never distributed any dividends to its shareholders. As of December 31, 2020, no profits were available for distribution.

Provisions

3.12       Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligations, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).

Retirement benefits

3.13       Retirement benefits

3.13.1 Defined contribution plans

Contributions to defined contribution pension plans are recognized as an expense in the consolidated statements of profit or loss and other comprehensive income as incurred.

3.13.2 Defined benefit plans

For defined retirement benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actual valuations being carried out at the end of each annual reporting period. Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the consolidated statements of financial position with a charge or credit recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in retained earings and will not be reclassified to profit or loss. Past service cost is recognized in the consolidated statements of profit or loss and other comprehensive income in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.

Defined benefit costs are categorized as follows: service costs (including current service cost, past service cost, as well as gains and losses on curtailments and settlements), net interest expenses or income, and remeasurement.

The retirement benefit obligation recognized in the consolidated statements of financial position represents the actual deficit or surplus in the defined benefit plans. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or a reduction in future contribution to the plans. A liability for a termination benefit is recognized at the earlier of when we can no longer withdraw the offer of the termination benefit and when we recognize any related restructuring costs.

Research and development cost accruals

Research and development cost accruals

The Company recognizes costs of €52.6 million, as specified in note 15 to the financial statements, incurred for clinical trial activities and manufacturing of drug products, as research and development expenses based on an evaluation of its vendors’ progress toward completion of specific tasks. Timing of payment may differ significantly from the period in which the costs are recognized as expense, resulting in clinical trial accruals recognized within “Trade and other payables” in the consolidated statements of financial position.

Quantification of the research progress and the translation of the progress to these accruals requires estimates, because the progress is not directly observable. In estimating the vendors’ progress toward completion of specific tasks, the Company therefore uses non-financial data such as patient enrollment, clinical site activations and vendor information of actual costs incurred. This data is obtained through reports from or discussions with Company personnel and outside service providers as to the progress or state of completion of trials, or the completion of services. Costs are expensed over the service period the services are provided. Costs for services provided that have not yet been paid are recognized as accrued expenses. Research and development cost accruals directly impact the revenue recognized, given the satisfaction of the single performance obligation is measured using the input method.

Short-term employee benefits

3.14       Short‑term employee benefits

Short‑term employee benefits include payables and accruals for salaries and bonuses to be paid to the employees of the Company. They are recognized as expenses for the period in which employees perform the corresponding services.

Share-based payments

3.15       Share‑based payments

Equity‑settled share‑based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the acceptance date.

The fair value determined at the acceptance date of the equity‑settled share‑based payments is expensed on a straight‑line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of profit or loss and other comprehensive income such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity‑settled share‑based payment reserve.

Deferred revenue

3.16       Deferred revenue

Current and non-current deferred revenue relates to cash received from collaboration & license agreements prior to completion of the earnings process. These payments are recognized as revenue over the estimated duration of the Company’s involvement in the research and development programs provided for under the terms of the agreements.

Income taxes

3.17       Income taxes

Income tax in the consolidated statements of profit or loss and other comprehensive income represents the sum of the current tax and deferred tax.

The current tax is based on taxable profit for the year. Taxable profit differs from profit as reported in the statement of profit and loss and other comprehensive income as it excludes items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of taxable profit.  Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which those deductible temporary differences can be utilized. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantially enacted by the end of the reporting period.

Revenue and other operating income recognition

3.18       Revenue and other operating income recognition

3.18.1 Collaborations and license agreements

Revenues to date have consisted principally of milestones, license fees, non-refundable upfront fees and research and development service fees in connection with collaboration and license agreements.

The Company recognizes revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods and services. In order to determine revenue recognition for agreements that the Company determines to be in the scope of IFRS 15, following five steps are performed:

1. Identify the contracts

In its current collaboration and license agreements, the Company is mainly licensing its intellectual property and/or providing research and development services, which might include a cost sharing mechanism and/or in the future, selling its products to collaborative partner entities. Revenue is generated through these arrangements via upfront payments, milestone payments based on clinical and regulatory criteria, research and development service fees and future sales based milestones and sales based royalties. In some cases the collaboration and license agreements also include an equity subscription component. If this is the case, the Company analyses if the criteria to combine contracts, as set out by IFRS 15, are met.

2. Identify performance obligations

Depending on the type of the agreement, there can be one or more distinct performance obligations under IFRS 15. This is based on an assessment of whether the promises in an agreement are capable of being distinct and are distinct from the other promises to transfer goods and/or services in the context of the contract.

The Company has assessed that there is one single performance obligation in our material ongoing collaboration and license agreements, being the transfer of a license combined with performance of research and development services.

This is because the Company considers the performance obligations cannot be distinct in the context of the contract as the license has no stand-alone value without the Company being further involved in the research and development collaboration and that there is interdependence between the license and the research and development services to be provided.

3. Determine the transaction price

Our material ongoing collaboration and license agreements include non-refundable upfront payments or license fees; milestone payments, the receipt of which is dependent upon the achievement of certain clinical, regulatory or commercial milestones; royalties on sales and research and development service fees.

3.1 Non-refundable upfront payments or license fees

If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from non-refundable upfront fees allocated to this license at the point in time the license is transferred to the customer and the customer has the right to use the license.

For all our material ongoing collaboration and license agreements, the Company considers the performance obligations related to the transfer of the license as not distinct from the other promises to transfer goods and/or services; the Company utilizes judgement to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time. If over time, revenue is then recognized based on a pattern that best reflects the transfer of control of the service to the customer.

3.2 Milestone payments other than sales based milestones

A milestone payment, being a variable consideration, is only included in the transaction price to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognition will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company estimates the amount to be included in the transaction price upon achievement of the milestone event. The transaction price is then allocated to each performance obligation on a stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each reporting period, the Company re-evaluates the probability of achievement of such milestones and any related constraint, and, if necessary, adjusts the estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and earnings in the period of adjustment.

3.3 Research and development service fees

Our material ongoing collaboration and license agreements may include reimbursement or cost sharing for research and development services. R&D services are performed and satisfied over time given that the customer simultaneously receives and consumes the benefits provided by us. Such costs reimbursements received are recognized in revenues when costs are incurred and agreed by the parties.

3.4 Sales based milestone payments and royalties

Our material ongoing collaboration and license agreements include sales based royalties, including commercial milestone payments based on the level of sales, and the license has been deemed to be the predominant item to which the royalties and commercial milestone payments relate. Related revenue is recognized as the subsequent underlying sales occur.

4. Allocate the transaction price

In principle, an entity shall allocate the transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. As our ongoing license and collaboration arrangements only contain one single performance obligation, the transaction price is entirely allocated to this single performance obligation.

5. Recognize revenue

Revenue is recognized when the customer obtains control of the goods and/or services as provided in the collaboration and license agreements. The control can be transferred over time or at a point in time – which results in the recognition of revenue over time or at a point in time.

As our ongoing license and collaboration arrangements only contain one single performance obligation which is, as the customer simultaneously receive the benefits provided by the Company’s performance, satisfied over time, the Company recognizes revenue over time.

The recognition of revenue over time is based on a pattern that best reflects the satisfaction of the related performance obligation, applying the input method. The input method estimates the satisfaction of the performance obligation as the percentage of total collaboration costs that are completed each period compared to the total estimated collaboration costs.

Research and development service fees are recognized as revenue when costs are incurred and agreed by the parties as the Company is acting as a principal in the scope of its stake of the research and development activities of its ongoing collaboration and license agreements.

3.18.2 Grants, research and development incentives and payroll tax rebates

Because it carries out extensive research and development activities, the Company benefits from various grants, research and development incentives and payroll tax rebates from certain governmental agencies. These grants, research and development incentives and payroll tax rebates generally aim to partly reimburse approved expenditures incurred in research and development efforts of the Company and are credited to the consolidated statements of profit and loss and other comprehensive income, under the line “Other operating income”, when the relevant expenditure has been incurred and there is reasonable assurance that the grants or research and development incentives are receivable.

Segment reporting

3.19       Segment reporting

Segment results include revenue and expenses directly attributable to a segment and the relevant portion of revenue and expenses that can be allocated on a reasonable basis to a segment. Segment assets and liabilities comprise those operating assets and liabilities that are directly attributable to the segment or can be allocated to the segment on a reasonable basis. Segment assets and liabilities do not include income tax items.

The Company manages its activities and operates as one business unit which is reflected in its organizational structure and internal reporting. The Company does not distinguish in its internal reporting different segments, neither business nor geographical segments. The chief operating decision‑maker is the Board of Directors.